Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
Current year	€ 118	€ 54	€ 220
Adjustments to prior years	(14)	(36)	47
Current tax	104	18	267
Deferred tax
Origination / (reversal) of temporary differences	69	23	397
Changes in tax rates / bases	33	(30)	(550)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	4	(35)	(45)
Non-recognition of deferred tax assets	17	17	41
Reconciliation between standard and effective tax
Income before tax	1,457	751	2,534
Differences due to the effect of:
Non deductible expenses	(22)	(28)	(28)
Adjustments prior year	(8)	48	(45)
Deferred tax	114	22	(201)
Income tax for the period (income) / charge	218	40	€ 65
Aegon N.V [member]
Current tax
Current year	40	2
Current tax	40	2
Reconciliation between standard and effective tax
Income before tax	(181)	(124)
Tax on income on Dutch corporate income tax rate	45	31
Differences due to the effect of:
Non deductible expenses	(6)	(5)
Adjustments prior year		(24)
Income tax for the period (income) / charge	€ 40	€ 2